COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

8.COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its office space in Lexington, Massachusetts under a non-cancelable operating lease that was entered into in September 2012 and most recently amended on April 10, 2017. The lease requires monthly rental payments, presented by year in the table below, which escalate during the lease term and expires on February 28, 2024. The difference between straight-line rent expense and rent paid is immaterial as of September 30, 2021.

Year Ending December 31,	Operating Leases
2021 (remaining)	$40,353
2022	163,158
2023	165,254
2024	27,601
Total	$396,366

Rent expense for the three months ended September 30, 2021 and 2020 amounted to $46,261 and $13,276, respectively. Rent expense for the nine months ended September 30, 2021 and 2020 amounted to $113,341, and $82,794, respectively.

Legal Proceedings

From time to time the Company is involved in litigation, claims, and other proceedings arising in the ordinary course of business. Such litigation and other proceedings may include, but are not limited to, actions relating to employment law and misclassification, intellectual property, commercial or contractual claims, or other consumer protection statutes. Litigation and other disputes are inherently unpredictable and subject to substantial uncertainties and unfavorable resolutions could occur. As of September 30, 2021, there was no material litigation against the Company.

7.COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its office space in Lexington, Massachusetts under a non-cancelable operating lease that was entered into in September 2012 and most recently amended on April 10, 2017. The lease requires monthly rental payments, presented by year in the table below, which escalate during the lease term and expires on February 28, 2024. The difference between straight-line rent expense and rent paid is immaterial.

Operating
Years Ended December 31,	Leases
2021	$161,062
2022	163,158
2023	165,254
2024	27,601
Total	$517,075

Rent expense for the years ended December 31, 2020 and 2019 amounted to $136,281 and $172,621, respectively.

Legal Proceedings

From time to time the Company is involved in litigation, claims, and other proceedings arising in the ordinary course of business. Such litigation and other proceedings may include, but are not limited to, actions relating to employment law and misclassification, intellectual property, commercial or contractual claims, or other consumer protection statutes. Litigation and other disputes are inherently unpredictable and subject to substantial uncertainties and unfavorable resolutions could occur. As of December 31, 2020, there was no material litigation against the Company.